Quarterly Financial Data (Unaudited) (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information
The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2017 and 2016. We believe that all necessary adjustments, consisting only of normal recurring adjustments, have been included in the amounts stated below to present fairly, and in accordance with GAAP, the selected quarterly information.

	2017
(in thousands, except per share amounts)	First Quarter	Second Quarter	Third Quarter(1)	Fourth Quarter(2)
Total revenue	$68,303	$69,851	$70,624	$102,765
Net income (loss) attributable to stockholders	1,106	(1,193)	(8,232)	(30,072)
Net income (loss) per share - basic and diluted	0.01	(0.01)	(0.04)	(0.17)

(1)	The net loss in the third quarter was primarily due to expenses related to the PELP transaction and the termination of our relationship with ARC.

(2)	The increases in revenue and net loss in the fourth quarter were primarily associated with the PELP transaction.

	2016
(in thousands, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue	$63,082	$63,053	$65,270	$66,325
Net income attributable to stockholders	2,219	560	2,464	3,689
Net income per share - basic and diluted	0.01	0.00	0.01	0.02